Trade accounts and other receivables from unrelated parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 3,153,045	€ 3,421,346
Other receivables	€ 86,230	100,613
Collection period for trade accounts receivable from unrelated parties	1 year
Trade accounts receivable included in other non-current assets	€ 126,883	132,144
Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	263,029	264,228
Gross carrying amount
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	3,295,417	3,562,704
thereof finance lease receivables	56,484	57,398
Gross carrying amount | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	376,459	366,497
Allowances/Expected credit losses
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	(142,372)	(141,358)
Allowances/Expected credit losses | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ (113,430)	€ (102,269)